Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	2025	2024
Non-current
Advances to suppliers	37,183	3,316
Income tax credits	8,516	4,639
Non-income tax credits (i)	33,645	26,240
Judicial deposits	2,070	1,816
Other receivables	1,475	2,499
Non-current portion	82,889	38,510
Current
Trade receivables	191,635	87,645
Less: Allowance for trade receivables	(4,782)	(1,114)
Trade receivables – net	186,853	86,531
Prepaid expenses	21,014	18,038
Advances to suppliers	43,994	35,996
Income tax credits	11,847	5,680
Non-income tax credits (i)	66,961	53,522
Receivable from disposal of subsidiary	—	2,900
Receivables from related parties (Note 31)	16,359	—
Other receivables	17,322	10,689
Subtotal	177,497	126,825
Current portion	364,350	213,356
Total trade and other receivables, net	447,239	251,866

(i) Includes US$326 (2024: US$307) reclassified from property, plant and equipment. It also includes US$18 million corresponding to tax credits resulting from a judicial decision regarding the exclusion of ICMS from the calculation base for PIS and COFINS.

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2025	2024
Currency
U.S. Dollar	216,969	84,477
Argentine Peso	110,097	70,837
Uruguayan Peso	2,289	2,478
Brazilian Reais	117,884	94,074
	447,239	251,866

Schedule of Reconciliation of Changes in Allowance for Trade Receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2025	2024	2023
At January 1	1,114	2,888	4,266
Charge of the year	4,724	391	1,874
Unused amounts reversed	(863)	(892)	(1,371)
Used during the year	(24)	(1,129)	(173)
Exchange differences	(169)	(144)	(1,708)
At December 31	4,782	1,114	2,888